Property And Equipment And Capitalized Software Development (Schedule Of Capitalized Software) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Property And Equipment And Capitalized Software Development [Abstract]
Capitalized software costs		$ 42,131	$ 25,256
Less accumulated depreciation and amortization		(17,745)	(8,803)
Capitalized software, net	$ 24,408	$ 24,386	$ 16,453